SCHEDULE OF ALLOWANCES FOR CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Balance at beginning of the year	$ (5,068)	$ (5,590)
Increase	(33,466)
Reversal		522
Total	$ (38,534)	$ (5,068)